Public Offering (Details)		6 Months Ended	12 Months Ended
	Oct. 14, 2020 USD ($) $ / shares shares	Jun. 30, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Aug. 24, 2020 $ / shares
Subsidiary or Equity Method Investee [Line Items]
Number of units issued | shares | shares		50,000,000	50,000,000
Number Of Business Days		15 days	15 days
Warrant exercise price		$ 11.50	$ 0.01
Warrant exercisable term, after the completion of the Business Combination			30 days
Warrant exercisable term, from the closing of the public offering			12 months
Warrant expiration term			24 months
Warrants redemption description		the warrants for redemption: (i) in whole and not in part; (ii) at a price of $0.01 per warrant; (iii) upon not less than 30 days’ prior written notice of redemption (the “30-day redemption period”) to each warrant holder; and (iv) if, and only if, the reported closing price of the Class A common stock equals or exceeds $18.00 per share for any 20 trading days within a 30-trading day period ending three business days before the Company sends the notice of redemption to the warrant holders	the warrants for redemption: (i) in whole and not in part; (ii) at a price of $0.01 per warrant; (iii) upon not less than 30 days’ prior written notice of redemption to each warrant holder; and (iv) if, and only if, the reported closing price of the Class A common stock equals or exceeds $18.00 value per share for any 20 trading days within a 30-trading day period ending three business days before the Company sends the notice of redemption to the warrant holders.
Warrant Redemption period			30 days
Closing share price		$ 10.00
Underwriting discount | $		$ 27,500,000	$ 27,500,000
Class A common stock
Subsidiary or Equity Method Investee [Line Items]
Common stock par value (in dollars per share)		$ 0.0001	$ 0.0001	$ 0.0001
Warrant exercise price			11.50
Closing share price			$ 18.00
Public Offering
Subsidiary or Equity Method Investee [Line Items]
Number of units issued | shares | shares	50,000,000	50,000,000	50,000,000
Price per unit	$ 10.00
Warrant Convertible Ratio	0.33
Closing share price			$ 10.00
Underwriting discount | $	$ 10,000,000
Underwriting discount per unit	0.20
Additional fee deferred discount | $	$ 17,500,000
Additional fee deferred discount per unit	0.35
Public Offering | Class A common stock
Subsidiary or Equity Method Investee [Line Items]
Common stock par value (in dollars per share)	$ 0.0001